CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 4.4	$ (290.8)	$ (446.2)	$ (34.1)	$ 17.4
Other comprehensive income (loss), before tax:
Foreign currency translation gain (loss)	1.5	(3.2)	(3.1)	(3.7)	1.2
Cash flow hedges:
Gains (losses) arising in period	(7.8)	(18.0)	(64.2)	(51.6)	3.5
Reclassification of losses (gains) to net income (loss)	13.2	17.9	61.4	1.1	(25.2)
Unrealized holding gains on securities:
Unrealized holding gains (losses) arising in period			0.0	0.0	0.2
Pension and OPEB plans:
Prior service credit (cost) arising in period			(7.7)	10.9	(6.1)
Gains (losses) arising in period			(60.8)	(422.5)	422.3
Reclassification of prior service cost (credits) included in net income (loss)	(13.8)	(15.1)	(60.2)	(68.9)	(76.2)
Reclassification of losses (gains) included in net income (loss)	5.9	8.2	165.0	6.9	25.3
Other comprehensive income (loss), before tax	(1.0)	(10.2)	30.4	(527.8)	345.0
Income tax expense in other comprehensive income (loss)	0.0	0.0	13.2	0.0	22.7
Other comprehensive income (loss)	(1.0)	(10.2)	17.2	(527.8)	322.3
Comprehensive income (loss)	3.4	(301.0)	(429.0)	(561.9)	339.7
Less: Comprehensive income attributable to noncontrolling interests	18.0	15.5	62.8	62.8	64.2
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$ (14.6)	$ (316.5)	$ (491.8)	$ (624.7)	$ 275.5